Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended
		Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Basic earnings per common share
Net income attributable to common shareholders		$ 2,265	$ 1,745	$ 2,262
Weighted average number of common shares outstanding		1,212	1,211	1,214
Basic earnings per common share	[1]	$ 1.87	$ 1.44	$ 1.86
Diluted earnings per common share
Net income attributable to common shareholders		$ 2,265	$ 1,745	$ 2,262
Dilutive impact of share-based payment options and others	[2]	41	19	27
Net income attributable to common shareholders (diluted)		$ 2,306	$ 1,764	$ 2,289
Weighted average number of common shares outstanding		1,212	1,211	1,214
Dilutive impact of share-based payment options and others	[2]	25	35	33
Weighted average number of diluted common shares outstanding		1,237	1,246	1,247
Diluted earnings per common share	[1]	$ 1.86	$ 1.42	$ 1.84

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain tandem stock appreciation rights or options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.